John Hancock
Income Fund
Quarterly portfolio holdings 2/28/2025

Fund’s investments
As of 2-28-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 14.2%					$249,230,181
(Cost $263,869,763)
U.S. Government 6.5%					113,569,616
U.S. Treasury
Bond	2.000	02-15-50		45,666,000	28,097,071
Bond	2.375	02-15-42		2,240,000	1,675,187
Bond	2.500	02-15-45		5,970,000	4,353,436
Bond	2.750	11-15-42		5,190,000	4,067,865
Bond	3.000	02-15-49		730,000	559,762
Note	1.875	02-15-32		30,998,000	26,829,011
Note	2.625	05-31-27		980,000	951,519
Note	2.750	08-15-32		30,785,000	28,087,705
Note	2.875	05-15-32		14,140,000	13,052,988
Note	3.500	02-15-33		6,160,000	5,895,072
U.S. Government Agency 7.7%					135,660,565
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	5.500	02-01-55		7,348,347	7,424,384
30 Yr Pass Thru	6.000	10-01-54		4,277,982	4,414,406
30 Yr Pass Thru	6.000	11-01-54		4,294,066	4,392,087
30 Yr Pass Thru	6.000	01-01-55		7,276,336	7,412,873
30 Yr Pass Thru	6.000	02-01-55		4,870,038	5,017,732
Federal National Mortgage Association
30 Yr Pass Thru	5.500	02-01-54		3,835,146	3,852,059
30 Yr Pass Thru	5.500	03-01-54		6,484,242	6,545,259
30 Yr Pass Thru	5.500	04-01-54		12,601,019	12,648,716
30 Yr Pass Thru	5.500	10-01-54		10,551,747	10,651,040
30 Yr Pass Thru	5.500	10-01-54		4,365,289	4,398,182
30 Yr Pass Thru	5.500	10-01-54		8,961,260	9,053,987
30 Yr Pass Thru	5.500	11-01-54		6,073,278	6,136,122
30 Yr Pass Thru	5.500	12-01-54		11,731,659	11,908,045
30 Yr Pass Thru	5.500	01-01-55		8,298,696	8,394,941
30 Yr Pass Thru	5.500	01-01-55		8,163,766	8,278,856
30 Yr Pass Thru	5.500	01-01-55		4,820,854	4,836,088
30 Yr Pass Thru	6.000	01-01-55		4,860,419	5,007,821
Government National Mortgage Association
30 Yr Pass Thru	3.500	06-20-52		6,066,371	5,584,569
30 Yr Pass Thru	4.000	08-20-52		2,046,956	1,937,110
30 Yr Pass Thru	4.000	10-20-52		2,425,885	2,293,431
30 Yr Pass Thru	4.000	11-20-52		2,439,193	2,305,250

30 Yr Pass Thru	4.500	09-20-52		3,263,232	3,167,607
Foreign government obligations 23.2%					$404,861,109
(Cost $431,896,117)
Australia 3.7%					65,121,717
Airservices Australia	5.400	11-15-28	AUD	3,880,000	2,481,860
New South Wales Treasury Corp.	1.750	03-20-34	AUD	13,940,000	6,657,207
New South Wales Treasury Corp.	2.000	03-08-33	AUD	8,850,000	4,489,788
New South Wales Treasury Corp.	2.250	05-07-41	AUD	5,140,000	2,121,122
New South Wales Treasury Corp.	4.250	02-20-36	AUD	7,175,000	4,127,974
New South Wales Treasury Corp.	4.750	09-20-35	AUD	4,495,000	2,722,179
Queensland Treasury Corp. (A)	2.250	11-20-41	AUD	4,995,000	2,007,324
Queensland Treasury Corp. (A)	4.500	08-22-35	AUD	12,470,000	7,348,353
Queensland Treasury Corp. (A)	5.250	07-21-36	AUD	12,080,000	7,512,353
South Australian Government Financing Authority	1.750	05-24-34	AUD	14,085,000	6,676,287
Treasury Corp. of Victoria	2.000	11-20-37	AUD	11,345,000	4,864,695
2	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Treasury Corp. of Victoria	2.250	11-20-34	AUD	3,905,000	$1,903,162
Treasury Corp. of Victoria	4.250	12-20-32	AUD	6,130,000	3,683,925
Treasury Corp. of Victoria	4.750	09-15-36	AUD	10,745,000	6,389,579
Treasury Corp. of Victoria	5.000	11-20-40	AUD	3,640,000	2,135,909
Austria 0.2%					4,162,163
Republic of Austria (A)	2.900	02-20-33	EUR	3,940,000	4,162,163
Brazil 1.0%					18,149,242
Federative Republic of Brazil	10.000	01-01-27	BRL	113,315,000	18,149,242
Canada 2.0%					35,266,942
CDP Financial, Inc.	4.200	12-02-30	CAD	4,045,000	2,958,952
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	3,210,000	2,096,668
Government of Canada	0.500	12-01-30	CAD	2,820,000	1,724,376
Government of Canada	3.500	09-01-29	CAD	2,500,000	1,792,984
OMERS Finance Trust	3.250	01-28-35	EUR	1,515,000	1,598,072
OMERS Finance Trust (A)(B)	5.500	11-15-33		4,275,000	4,508,195
Province of Alberta	3.100	06-01-50	CAD	7,440,000	4,338,316
Province of British Columbia	4.200	07-06-33		3,695,000	3,602,536
Province of Ontario	3.100	01-31-34	EUR	2,420,000	2,547,121
Province of Ontario	3.450	06-02-45	CAD	3,895,000	2,462,862
Province of Quebec	4.250	12-01-43	CAD	5,270,000	3,726,064
Province of Quebec	4.500	09-08-33		3,926,000	3,910,796
China 0.2%					2,965,712
People’s Republic of China	2.690	08-12-26	CNY	21,230,000	2,965,712
Finland 0.4%					6,655,668
Kuntarahoitus OYJ	2.875	01-18-28	EUR	3,600,000	3,793,538
Republic of Finland (A)	3.000	09-15-33	EUR	2,695,000	2,862,130
Germany 1.2%					20,734,808
Federal Republic of Germany	2.200	02-15-34	EUR	20,185,000	20,734,808
India 1.3%					21,907,937
Export-Import Bank of India (A)	3.875	02-01-28		3,075,000	2,999,143
Republic of India	5.220	06-15-25	INR	395,190,000	4,498,785
Republic of India	6.100	07-12-31	INR	166,260,000	1,835,999
Republic of India	7.100	04-18-29	INR	723,000,000	8,366,241
Republic of India	7.260	02-06-33	INR	289,680,000	3,403,029
Republic of India	7.270	04-08-26	INR	69,990,000	804,740
Indonesia 3.0%					52,119,081
Republic of Indonesia	1.100	03-12-33	EUR	1,191,000	1,016,667
Republic of Indonesia (B)	3.050	03-12-51		4,315,000	2,902,504
Republic of Indonesia (B)	3.550	03-31-32		2,940,000	2,685,057
Republic of Indonesia	3.850	10-15-30		1,100,000	1,047,731
Republic of Indonesia	5.125	04-15-27	IDR	23,368,000,000	1,372,664
Republic of Indonesia	6.125	05-15-28	IDR	66,668,000,000	3,980,373
Republic of Indonesia	6.375	08-15-28	IDR	126,058,000,000	7,553,556
Republic of Indonesia	6.375	04-15-32	IDR	45,572,000,000	2,687,717
Republic of Indonesia	6.500	06-15-25	IDR	8,527,000,000	514,037
Republic of Indonesia	6.500	07-15-30	IDR	70,959,000,000	4,216,216
Republic of Indonesia	6.500	02-15-31	IDR	128,889,000,000	7,633,172
Republic of Indonesia	6.625	05-15-33	IDR	87,567,000,000	5,167,161
Republic of Indonesia	6.625	02-15-34	IDR	42,160,000,000	2,483,832
Republic of Indonesia	7.500	06-15-35	IDR	19,373,000,000	1,202,901
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	8.375	09-15-26	IDR	42,453,000,000	$2,635,756
Republic of Indonesia	8.750	05-15-31	IDR	48,811,000,000	3,252,137
Republic of Indonesia	9.000	03-15-29	IDR	26,967,000,000	1,767,600
Ireland 0.2%					3,009,001
Republic of Ireland	0.350	10-18-32	EUR	2,025,000	1,789,925
Republic of Ireland	1.100	05-15-29	EUR	1,230,000	1,219,076
Japan 1.5%					26,682,494
Government of Japan	0.005	12-01-25	JPY	2,882,250,000	19,072,276
Government of Japan	0.005	03-20-27	JPY	511,400,000	3,344,223
Government of Japan	2.100	12-20-25	JPY	634,400,000	4,265,995
Netherlands 0.1%					2,395,198
BNG Bank NV	3.300	07-17-28	AUD	3,970,000	2,395,198
New Zealand 3.3%					56,580,512
Government of New Zealand	2.750	04-15-25	NZD	11,605,000	6,487,075
Government of New Zealand	2.750	04-15-37	NZD	11,450,000	5,275,516
Government of New Zealand	3.500	04-14-33	NZD	9,050,000	4,775,927
Government of New Zealand	4.250	05-15-34	NZD	21,680,000	11,981,052
Government of New Zealand	4.250	05-15-36	NZD	2,953,000	1,604,396
Government of New Zealand	4.500	05-15-35	NZD	11,400,000	6,376,036
New Zealand Local Government Funding Agency	1.500	04-15-26	NZD	2,215,000	1,210,737
New Zealand Local Government Funding Agency	2.250	05-15-31	NZD	8,170,000	4,007,437
New Zealand Local Government Funding Agency	2.750	04-15-25	NZD	7,300,000	4,079,114
New Zealand Local Government Funding Agency	3.500	04-14-33	NZD	3,595,000	1,832,115
New Zealand Local Government Funding Agency	4.500	05-14-32	NZD	8,400,000	4,642,080
New Zealand Local Government Funding Agency	5.000	03-08-34	AUD	6,945,000	4,309,027
Norway 1.4%					24,040,309
Kingdom of Norway (A)	1.250	09-17-31	NOK	49,680,000	3,780,419
Kingdom of Norway (A)	1.750	09-06-29	NOK	26,735,000	2,187,024
Kingdom of Norway (A)	2.125	05-18-32	NOK	113,695,000	9,059,787
Kingdom of Norway (A)	3.000	08-15-33	NOK	37,720,000	3,159,417
Kingdom of Norway (A)	3.500	10-06-42	NOK	6,532,000	562,059
Kingdom of Norway (A)	3.750	06-12-35	NOK	33,020,000	2,922,801
Kommunalbanken AS	2.500	08-03-32	AUD	3,140,000	1,674,097
Kommunalbanken AS	4.250	07-16-25	AUD	1,120,000	694,705
Philippines 1.7%					29,457,946
Republic of the Philippines	0.875	05-17-27	EUR	4,645,000	4,595,635
Republic of the Philippines	2.625	08-12-25	PHP	366,790,000	6,240,057
Republic of the Philippines	3.625	09-09-25	PHP	131,755,000	2,247,471
Republic of the Philippines	6.125	08-22-28	PHP	249,565,000	4,324,084
Republic of the Philippines	6.250	01-14-36	PHP	142,000,000	2,412,576
Republic of the Philippines	6.500	05-19-29	PHP	213,960,000	3,755,767
Republic of the Philippines	6.750	09-15-32	PHP	235,270,000	4,229,204
Republic of the Philippines	8.000	09-30-35	PHP	84,500,000	1,653,152
Qatar 0.1%					2,266,194
State of Qatar (A)	4.817	03-14-49		2,440,000	2,266,194
Singapore 0.4%					7,212,654
Republic of Singapore	3.375	09-01-33	SGD	9,315,000	7,212,654
United Arab Emirates 0.1%					1,278,841
Government of Abu Dhabi (A)	3.875	04-16-50		1,625,000	1,278,841
4	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United Kingdom 1.4%					$24,854,690
Government of the United Kingdom	3.250	01-31-33	GBP	9,650,000	11,236,824
Government of the United Kingdom	4.000	10-22-31	GBP	8,655,000	10,713,297

Government of the United Kingdom	4.250	03-07-36	GBP	2,375,000	2,904,569
Corporate bonds 39.6%					$691,688,376
(Cost $728,241,156)
Communication services 3.5%					61,413,839
Diversified telecommunication services 0.1%
Cellnex Finance Company SA	2.000	09-15-32	EUR	1,500,000	1,414,330
Entertainment 0.1%
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		1,545,000	1,376,694
Interactive media and services 0.1%
Match Group Holdings II LLC (A)	4.125	08-01-30		2,690,000	2,433,248
Media 1.8%
Charter Communications Operating LLC	2.800	04-01-31		2,985,000	2,586,377
Charter Communications Operating LLC	5.125	07-01-49		7,775,000	6,321,086
Charter Communications Operating LLC	5.750	04-01-48		5,595,000	4,953,048
Charter Communications Operating LLC	6.484	10-23-45		2,280,000	2,215,688
LCPR Senior Secured Financing DAC (A)(B)	5.125	07-15-29		1,838,000	1,387,396
News Corp. (A)	3.875	05-15-29		6,685,000	6,321,500
Sirius XM Radio LLC (A)	4.125	07-01-30		4,245,000	3,812,623
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		2,250,000	2,001,353
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		2,489,000	2,382,195
Wireless telecommunication services 1.4%
T-Mobile USA, Inc.	2.700	03-15-32		1,965,000	1,698,642
T-Mobile USA, Inc.	2.875	02-15-31		1,815,000	1,619,131
T-Mobile USA, Inc.	3.500	04-15-31		3,585,000	3,313,142
T-Mobile USA, Inc.	3.875	04-15-30		3,930,000	3,763,467
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		12,285,000	10,650,471
Vmed O2 UK Financing I PLC (A)	5.625	04-15-32	EUR	3,015,000	3,163,448
Consumer discretionary 3.8%					65,954,924
Automobiles 1.2%
Ford Motor Company	3.250	02-12-32		13,418,000	11,199,491
Ford Motor Credit Company LLC	2.900	02-16-28		1,605,000	1,494,692
Ford Motor Credit Company LLC	4.000	11-13-30		3,145,000	2,863,138
Ford Motor Credit Company LLC	4.542	08-01-26		1,160,000	1,148,975
Ford Motor Credit Company LLC	5.780	04-30-30	GBP	1,430,000	1,784,516
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (C)	5.700	09-30-30		1,719,000	1,664,504
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (C)	6.500	09-30-28		1,256,000	1,243,885
Hotels, restaurants and leisure 2.6%
Carnival Corp. (A)	5.750	01-15-30	EUR	2,060,000	2,302,919
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		3,225,000	2,857,164
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,300,000	1,267,963
Hyatt Hotels Corp.	5.750	04-23-30		3,416,000	3,516,299
MGM Resorts International	4.750	10-15-28		470,000	456,533
NCL Corp., Ltd. (A)	6.750	02-01-32		3,535,000	3,613,534
New Red Finance, Inc. (A)	3.500	02-15-29		4,607,000	4,296,229
New Red Finance, Inc. (A)	3.875	01-15-28		1,833,000	1,757,499
Royal Caribbean Cruises, Ltd. (A)	6.000	02-01-33		5,430,000	5,491,174
Travel + Leisure Company (A)(B)	4.500	12-01-29		4,124,000	3,928,845
Yum! Brands, Inc.	3.625	03-15-31		8,470,000	7,674,641
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Yum! Brands, Inc.	4.625	01-31-32		4,030,000	$3,790,012
Yum! Brands, Inc. (A)	4.750	01-15-30		3,720,000	3,602,911
Consumer staples 2.7%					46,620,375
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		3,855,000	3,116,525
Consumer staples distribution and retail 0.1%
Performance Food Group, Inc. (A)(B)	4.250	08-01-29		2,235,000	2,106,488
Food products 2.4%
Bimbo Bakeries USA, Inc. (A)	5.375	01-09-36		3,155,000	3,131,670
Darling Ingredients, Inc. (A)	6.000	06-15-30		2,820,000	2,827,016
JBS USA LUX SA	3.625	01-15-32		4,140,000	3,725,333
JBS USA LUX SA	5.750	04-01-33		1,936,000	1,967,909
Kraft Heinz Foods Company	4.375	06-01-46		4,350,000	3,637,759
Kraft Heinz Foods Company	6.875	01-26-39		3,480,000	3,914,538
Kraft Heinz Foods Company (A)	7.125	08-01-39		3,060,000	3,525,122
MARB BondCo PLC (A)	3.950	01-29-31		6,410,000	5,514,118
NBM US Holdings, Inc. (A)	7.000	05-14-26		935,000	937,170
Post Holdings, Inc. (A)	4.500	09-15-31		1,210,000	1,104,607
Post Holdings, Inc. (A)	4.625	04-15-30		4,235,000	3,971,503
Post Holdings, Inc. (A)	5.500	12-15-29		1,050,000	1,028,634
Post Holdings, Inc. (A)	6.375	03-01-33		6,130,000	6,111,983
Energy 7.3%					127,342,524
Energy equipment and services 0.2%
Helmerich & Payne, Inc.	2.900	09-29-31		4,645,000	3,958,978
Oil, gas and consumable fuels 7.1%
Aker BP ASA (A)	5.125	10-01-34		4,940,000	4,738,308
Antero Resources Corp. (A)	5.375	03-01-30		1,860,000	1,834,838
Cenovus Energy, Inc.	3.500	02-07-28	CAD	2,280,000	1,576,372
Cenovus Energy, Inc.	5.400	06-15-47		2,411,000	2,197,836
Cenovus Energy, Inc.	6.750	11-15-39		8,010,000	8,810,160
Cheniere Energy Partners LP	4.000	03-01-31		6,505,000	6,123,770
Columbia Pipelines Operating Company LLC (A)	6.036	11-15-33		3,795,000	3,963,886
Continental Resources, Inc. (A)	2.875	04-01-32		6,869,000	5,769,155
Continental Resources, Inc. (A)	5.750	01-15-31		4,811,000	4,882,349
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54		3,530,000	3,634,463
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		4,285,000	4,749,477
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30		5,290,000	5,377,116
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54		5,545,000	5,895,938
EQT Corp. (A)(B)	3.625	05-15-31		7,640,000	6,990,613
EQT Corp.	5.750	02-01-34		2,070,000	2,115,612
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		3,659,568	3,100,904
Occidental Petroleum Corp.	6.125	01-01-31		3,520,000	3,653,464
Occidental Petroleum Corp.	6.450	09-15-36		3,640,000	3,803,268
Occidental Petroleum Corp.	6.625	09-01-30		4,275,000	4,517,871
Occidental Petroleum Corp.	7.500	05-01-31		1,545,000	1,711,718
Ovintiv, Inc.	6.500	08-15-34		3,015,000	3,187,232
Ovintiv, Inc.	6.500	02-01-38		2,670,000	2,791,138
Pertamina Persero PT (A)	3.100	01-21-30		1,000,000	916,347
Pertamina Persero PT (A)	3.650	07-30-29		1,085,000	1,032,785
6	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petrorio Luxembourg Holding Sarl (A)	6.125	06-09-26		2,400,000	$2,405,273
QatarEnergy (A)	2.250	07-12-31		1,775,000	1,525,881
QatarEnergy (A)	3.300	07-12-51		1,405,000	974,719
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (A)	7.500	03-01-55		2,265,000	2,333,941
Targa Resources Partners LP	4.000	01-15-32		2,375,000	2,197,302
The Williams Companies, Inc.	3.500	11-15-30		4,785,000	4,467,574
TransCanada PipeLines, Ltd.	4.100	04-15-30		6,000,000	5,769,690
TransCanada PipeLines, Ltd. (7.000% to 6-1-30, then 5 Year CMT + 2.614%)	7.000	06-01-65		2,875,000	2,846,680
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		3,640,000	3,403,687
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		585,000	542,186
Var Energi ASA (A)	7.500	01-15-28		1,755,000	1,865,340
Western Midstream Operating LP	4.050	02-01-30		1,760,000	1,676,653
Financials 7.5%					130,900,988
Banks 5.4%
Asian Development Bank	3.625	01-22-29	NOK	28,000,000	2,451,686
Asian Development Bank	3.750	08-18-25	NZD	3,120,000	1,746,368
Asian Development Bank	6.200	10-06-26	INR	147,000,000	1,670,049
Bank of America Corp. (1.102% to 5-24-31, then 3 month EURIBOR + 0.950%)	1.102	05-24-32	EUR	3,125,000	2,866,896
Bank of Montreal (7.300% to 11-26-34, then 5 Year CMT + 3.010%)	7.300	11-26-84		2,420,000	2,444,921
Bank of Montreal (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%)	7.325	11-26-82	CAD	6,050,000	4,442,772
Barclays PLC (7.625% to 9-15-35, then 5 Year SOFR ICE Swap Rate + 3.686%) (C)	7.625	03-15-35		1,560,000	1,563,058
BNP Paribas SA (8.500% to 8-14-28, then 5 Year CMT + 4.354%) (A)(C)	8.500	08-14-28		495,000	523,505
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(C)	5.625	07-01-25		8,855,000	8,816,881
European Investment Bank	0.250	01-20-32	EUR	5,395,000	4,811,106
European Investment Bank	1.250	02-17-27	NOK	23,500,000	1,979,180
HSBC Holdings PLC (6.950% to 2-27-32, then 5 Year CMT + 2.635%) (C)	6.950	08-27-31		3,975,000	3,981,122
Inter-American Development Bank	2.700	01-29-26	AUD	2,852,000	1,746,695
Inter-American Development Bank	2.750	10-30-25	AUD	1,095,000	673,088
Inter-American Development Bank	4.700	10-03-30	AUD	4,260,000	2,686,997
International Bank for Reconstruction & Development	1.250	03-16-26	NOK	14,270,000	1,230,028
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	1,935,000	1,314,315
International Development Association	1.750	02-17-27	NOK	13,510,000	1,147,494
International Finance Corp.	0.500	10-08-25	NOK	45,610,000	3,957,395
International Finance Corp.	1.250	02-06-31	AUD	8,695,000	4,491,434
Nordic Investment Bank	3.125	02-16-35	NOK	18,340,000	1,506,607
Nordic Investment Bank	4.000	11-04-26	NOK	13,000,000	1,151,351
Nykredit Realkredit A/S	1.000	07-01-25	DKK	13,680,000	1,895,371
Realkredit Danmark A/S	1.000	01-01-26	DKK	20,470,000	2,819,990
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	3,040,000	1,924,104
Royal Bank of Canada (6.350% to 11-24-34, then 5 Year CMT + 2.257%)	6.350	11-24-84		3,790,000	3,649,105
Royal Bank of Canada (7.500% to 5-2-29, then 5 Year CMT + 2.887%)	7.500	05-02-84		7,915,000	8,194,778
Societe Generale SA (8.125% to 5-21-30, then 5 Year CMT + 3.790%) (A)(C)	8.125	11-21-29		2,235,000	2,256,351
The Asian Infrastructure Investment Bank	0.200	12-15-25	GBP	2,385,000	2,902,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82		5,180,000	$5,461,978
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82		4,375,000	4,553,859
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		3,300,000	3,148,625
Wells Fargo & Company (3.900% to 7-22-31, then 3 month EURIBOR + 1.220%)	3.900	07-22-32	EUR	595,000	640,792
Capital markets 1.2%
MSCI, Inc. (A)	3.250	08-15-33		1,875,000	1,621,649
MSCI, Inc. (A)	3.625	09-01-30		4,865,000	4,510,822
MSCI, Inc. (A)	3.625	11-01-31		3,952,000	3,589,654
MSCI, Inc. (A)	3.875	02-15-31		3,660,000	3,404,125
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	1,688,000	1,701,763
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (A)(C)	7.125	08-10-34		4,865,000	4,867,147
Financial services 0.4%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	2,250,000	1,975,686
Berkshire Hathaway Finance Corp.	4.200	08-15-48		2,315,000	1,952,575
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	2,300,000	2,321,749
Fiserv, Inc.	1.125	07-01-27	EUR	1,100,000	1,104,042
Insurance 0.5%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		7,990,000	9,201,635
Health care 2.6%					45,581,188
Health care equipment and supplies 0.2%
Boston Scientific Corp.	0.625	12-01-27	EUR	3,355,000	3,297,434
Health care providers and services 2.3%
Centene Corp.	2.500	03-01-31		4,160,000	3,513,361
Centene Corp.	3.000	10-15-30		6,540,000	5,719,373
Centene Corp.	3.375	02-15-30		5,115,000	4,628,529
Centene Corp.	4.625	12-15-29		1,170,000	1,123,750
HCA, Inc.	3.500	09-01-30		16,505,000	15,343,359
HCA, Inc.	5.600	04-01-34		8,210,000	8,281,527
Rede D’Or Finance Sarl (A)	4.500	01-22-30		1,336,000	1,236,965
Rede D’Or Finance Sarl (A)	4.950	01-17-28		1,326,000	1,290,554
Pharmaceuticals 0.1%
Allergan Funding SCS	2.625	11-15-28	EUR	1,145,000	1,146,336
Industrials 3.4%					59,699,097
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	1,135,000	1,111,032
DAE Funding LLC (A)	3.375	03-20-28		2,530,000	2,393,248
The Boeing Company	5.150	05-01-30		7,330,000	7,338,696
The Boeing Company	5.805	05-01-50		1,445,000	1,393,814
TransDigm, Inc. (A)	7.125	12-01-31		8,384,000	8,645,120
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	1,080,000	1,056,445
Ground transportation 0.3%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		2,545,000	2,359,138
Uber Technologies, Inc.	4.800	09-15-34		2,550,000	2,486,021
Passenger airlines 1.1%
American Airlines, Inc. (A)	5.750	04-20-29		7,495,000	7,453,474
8	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Passenger airlines (continued)
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		1,231,274	$1,147,432
Delta Air Lines, Inc.	4.375	04-19-28		3,030,000	2,978,604
JetBlue Airways Corp. (A)	9.875	09-20-31		2,265,000	2,397,736
United Airlines, Inc. (A)	4.625	04-15-29		6,490,000	6,256,479
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC (6.950% to 3-10-30, then 5 Year CMT + 2.720%)	6.950	03-10-55		4,090,000	4,215,040
United Rentals North America, Inc.	3.875	02-15-31		6,395,000	5,844,970
United Rentals North America, Inc.	4.000	07-15-30		2,620,000	2,438,666
United Rentals North America, Inc.	5.500	05-15-27		183,000	183,182
Information technology 0.6%					10,653,399
IT services 0.3%
Gartner, Inc. (A)	3.750	10-01-30		5,765,000	5,338,569
Technology hardware, storage and peripherals 0.3%
CDW LLC	3.569	12-01-31		1,415,000	1,278,817
Dell International LLC	8.350	07-15-46		3,112,000	4,036,013
Materials 3.2%					56,835,787
Chemicals 0.2%
Braskem Netherlands Finance BV (A)	4.500	01-31-30		2,328,000	1,985,813
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		990,000	696,527
Construction materials 0.5%
Cemex SAB de CV (A)(B)	3.875	07-11-31		1,335,000	1,193,687
Quikrete Holdings, Inc. (A)	6.375	03-01-32		8,298,000	8,418,404
Containers and packaging 1.2%
Ardagh Metal Packaging Finance USA LLC (A)(B)	3.250	09-01-28		2,110,000	1,923,217
Avery Dennison Corp.	1.250	03-03-25	EUR	2,100,000	2,178,435
Ball Corp.	2.875	08-15-30		9,750,000	8,553,346
Ball Corp.	6.875	03-15-28		5,495,000	5,635,293
Berry Global, Inc. (A)	5.625	07-15-27		3,260,000	3,259,326
Metals and mining 1.3%
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		539,000	485,774
Cleveland-Cliffs, Inc. (A)	6.750	04-15-30		2,207,000	2,209,240
Cleveland-Cliffs, Inc. (A)	7.375	05-01-33		5,430,000	5,452,268
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44		2,130,000	1,799,683
Corp. Nacional del Cobre de Chile (A)	6.440	01-26-36		2,830,000	2,940,987
Freeport-McMoRan, Inc.	4.625	08-01-30		2,050,000	2,010,245
Freeport-McMoRan, Inc.	5.400	11-14-34		2,425,000	2,442,210
Freeport-McMoRan, Inc.	5.450	03-15-43		5,930,000	5,651,332
Real estate 1.9%					32,567,119
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	3.375	12-15-29		970,000	903,159
Host Hotels & Resorts LP	3.500	09-15-30		975,000	898,386
Specialized REITs 1.8%
American Tower Corp.	1.950	05-22-26	EUR	785,000	808,145
American Tower Corp.	4.625	05-16-31	EUR	1,725,000	1,920,475
American Tower Trust I (A)	5.490	03-15-28		3,605,000	3,672,685
SBA Communications Corp.	3.125	02-01-29		4,325,000	3,964,535
SBA Communications Corp.	3.875	02-15-27		8,735,000	8,505,984
VICI Properties LP (A)	4.125	08-15-30		3,450,000	3,247,870
VICI Properties LP (A)	4.625	12-01-29		1,395,000	1,355,611
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP	5.125	11-15-31		3,745,000	$3,713,857
VICI Properties LP	5.125	05-15-32		3,630,000	3,576,412
Utilities 3.1%					54,119,136
Electric utilities 1.9%
American Electric Power Company, Inc. (6.950% to 12-15-34, then 5 Year CMT + 2.675%)	6.950	12-15-54		7,040,000	7,194,634
Duke Energy Corp. (6.450% to 9-1-34, then 5 Year CMT + 2.588%)	6.450	09-01-54		845,000	852,648
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		6,930,000	6,985,385
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54		1,990,000	2,081,590
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55		3,840,000	3,847,397
FirstEnergy Corp.	2.250	09-01-30		2,945,000	2,565,247
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		1,414,000	1,392,274
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	5.450	05-21-28		3,805,000	3,863,711
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55		3,870,000	3,895,253
Independent power and renewable electricity producers 0.5%
DPL, Inc.	4.125	07-01-25		4,630,000	4,599,660
The AES Corp. (A)	3.950	07-15-30		725,000	682,321
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55		3,300,000	3,367,221
Multi-utilities 0.7%
Dominion Energy, Inc. (6.625% to 5-15-35, then 5 Year CMT + 2.207%)	6.625	05-15-55		3,635,000	3,668,996
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55		870,000	901,589
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54		3,900,000	4,114,877
E.ON SE	0.625	11-07-31	EUR	1,530,000	1,363,424

Sempra (6.550% to 4-1-35, then 5 Year CMT + 2.138%)	6.550	04-01-55		2,825,000	2,742,909
Convertible bonds 2.2%					$38,016,196
(Cost $35,682,208)
Communication services 0.2%					3,202,688
Media 0.2%
Liberty Media Corp. (A)	2.375	09-30-53		2,175,000	3,202,688
Consumer discretionary 0.6%					9,429,833
Hotels, restaurants and leisure 0.4%
Carnival Corp.	5.750	12-01-27		2,130,000	4,144,980
Marriott Vacations Worldwide Corp.	3.250	12-15-27		2,025,000	1,889,325
Specialty retail 0.2%
Burlington Stores, Inc.	1.250	12-15-27		2,505,000	3,395,528
Industrials 0.7%					12,564,328
Ground transportation 0.3%
Uber Technologies, Inc.	0.875	12-01-28		4,255,000	5,276,200
Passenger airlines 0.4%
Air Canada	4.000	07-01-25		1,470,000	1,469,265
American Airlines Group, Inc.	6.500	07-01-25		5,555,000	5,818,863
Utilities 0.7%					12,819,347
Electric utilities 0.5%
The Southern Company (A)	4.500	06-15-27		4,705,000	5,104,925
TXNM Energy, Inc. (A)	5.750	06-01-54		3,230,000	4,011,337
10	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 0.1%
CenterPoint Energy, Inc.	4.250	08-15-26	1,630,000	$1,722,095
Water utilities 0.1%

American Water Capital Corp.	3.625	06-15-26	1,980,000	1,980,990

Municipal bonds 2.2%				$38,828,404
(Cost $39,834,732)
City of Charleston Waterworks & Sewer System Revenue (South Carolina)	5.000	01-01-54	2,370,000	2,580,257
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-53	1,575,000	1,682,316
Commonwealth of Massachusetts Transportation Fund Revenue	5.000	06-01-54	3,930,000	4,191,985
Metropolitan Transportation Authority Dedicated Tax Fund (New York)	5.000	11-15-51	3,165,000	3,365,469
New York City Municipal Water Finance Authority	5.250	06-15-53	1,955,000	2,128,298
New York Power Authority	4.000	11-15-54	1,450,000	1,406,341
New York State Dormitory Authority	5.500	07-01-54	2,775,000	3,097,912
Port Authority of New York & New Jersey	5.000	09-01-32	2,540,000	2,791,017
Port Authority of New York & New Jersey	5.000	09-01-36	925,000	1,019,032
Salt River Project Agricultural Improvement & Power District (Arizona)	5.000	01-01-54	4,690,000	5,023,362
Salt River Project Agricultural Improvement & Power District (Arizona)	5.250	01-01-54	7,650,000	8,385,321

Texas Water Development Board	4.125	10-15-47	3,180,000	3,157,094
Term loans (D) 6.7%				$116,574,571
(Cost $116,847,845)
Communication services 0.5%				8,337,792
Entertainment 0.5%
Delta 2 Lux Sarl, 2024 Term Loan B1 (3 month CME Term SOFR + 2.000%)	6.329	09-30-31	2,184,000	2,186,730
Delta 2 Lux Sarl, 2024 Term Loan B2 (E)	TBD	09-30-31	1,092,000	1,093,365
UFC Holdings LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.250%)	6.580	11-21-31	5,058,000	5,057,697
Consumer discretionary 2.1%				35,981,458
Automobile components 0.1%
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	7.074	01-28-32	2,240,000	2,234,400
Hotels, restaurants and leisure 1.8%
Aramark Services, Inc., 2019 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.324	01-15-27	1,664,000	1,668,160
Aramark Services, Inc., 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%)	6.324	04-06-28	1,398,000	1,401,845
Aramark Services, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	6.324	06-22-30	2,816,430	2,823,471
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%)	6.318	08-08-27	1,886,545	1,883,018
Carnival Corp., 2025 Term Loan (1 month CME Term SOFR + 2.000%)	6.318	10-18-28	2,508,000	2,506,520
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%)	6.069	11-08-30	4,395,000	4,410,119
KFC Holding Company, 2021 Term Loan B (1 month CME Term SOFR + 1.750%)	6.176	03-15-28	3,825,065	3,827,130
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%)	6.074	09-20-30	10,835,550	10,778,338
Travel + Leisure Company, 2024 Term Loan B (1 month CME Term SOFR + 2.500%)	6.824	12-14-29	2,176,479	2,179,199
Specialty retail 0.2%
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.574	01-16-32	2,265,000	2,269,258
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
Energy 0.5%				$8,136,006
Oil, gas and consumable fuels 0.5%
Hilcorp Energy I LP, Term Loan B (1 month CME Term SOFR + 2.000%)	6.315	02-11-30	4,285,000	4,285,000
Long Ridge Energy LLC, Term Loan B (1 month CME Term SOFR + 4.500%)	8.814	02-19-32	3,885,000	3,851,006
Health care 0.4%				7,466,478
Health care equipment and supplies 0.4%
Medline Borrower LP, 2024 USD Add-on Term Loan B (1 month CME Term SOFR + 2.250%)	6.574	10-23-28	6,438,863	6,445,752
Pharmaceuticals 0.0%
Organon & Company, 2024 USD Term Loan (1 month CME Term SOFR + 2.250%)	6.570	05-19-31	1,025,000	1,020,726
Industrials 2.6%				46,131,324
Aerospace and defense 0.2%
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.829	02-28-31	1,840,750	1,840,879
TransDigm, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.500%)	6.829	01-19-32	1,840,388	1,841,694
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%)	7.079	03-22-30	660,013	660,560
Commercial services and supplies 0.5%
Clean Harbors, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	10-09-28	4,383,702	4,416,054
Gloves Buyer, Inc., 2025 Term Loan (E)	TBD	01-17-32	4,765,000	4,735,219
Construction and engineering 0.3%
AECOM, 2024 Term Loan (1 month CME Term SOFR + 1.750%)	6.074	04-18-31	4,890,425	4,914,877
Passenger airlines 0.8%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%)	9.305	04-20-28	1,901,250	1,939,750
AS Mileage Plan IP, Ltd., Term Loan B (3 month CME Term SOFR + 2.000%)	6.293	10-15-31	3,057,338	3,059,631
JetBlue Airways Corp., 2024 Term Loan B (3 month CME Term SOFR + 4.750% and 3 month CME Term SOFR + 5.500%)	9.854	08-27-29	4,384,013	4,390,282
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%)	6.297	02-22-31	4,524,154	4,524,154
Professional services 0.4%
CACI International, Inc., Term Loan B (1 month CME Term SOFR + 1.750%)	6.060	10-30-31	6,645,000	6,603,469
Trading companies and distributors 0.3%
United Rentals North America, Inc., 2024 Term Loan B (1 month CME Term SOFR + 1.750%)	6.074	02-14-31	4,686,645	4,722,966
Transportation infrastructure 0.1%
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31	1,799,520	1,797,918
Dynasty Acquisition Company, Inc., 2024 1st Lien Term Loan B2 (1 month CME Term SOFR + 2.250%)	6.574	10-31-31	684,480	683,871
Information technology 0.4%				6,141,677
Software 0.4%
Cloud Software Group, Inc., 2024 USD Term Loan (3 month CME Term SOFR + 3.750%)	8.079	03-21-31	6,124,650	6,141,677
Utilities 0.2%				4,379,836
Electric utilities 0.2%

NRG Energy, Inc., 2024 Term Loan (1 and 3 month CME Term SOFR + 1.750%)	6.044	04-16-31	4,383,957	4,379,836
12	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 6.3%				$109,636,790
(Cost $109,525,736)
Commercial and residential 3.8%				66,650,944
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	661,877	642,915
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A (1 month CME Term SOFR + 1.921%) (A)(G)	6.233	08-15-41	2,455,000	2,465,828
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%) (A)(G)	5.347	12-15-38	2,079,635	2,077,686
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) (A)(G)	5.126	09-15-36	1,665,000	1,654,594
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%) (A)(G)	5.704	03-15-41	3,463,136	3,467,465
BX Trust
Series 2022-CLS, Class A (A)	5.760	10-13-27	1,880,000	1,900,220
Series 2024-BIO, Class C (1 month CME Term SOFR + 2.640%) (A)(G)	6.952	02-15-41	1,775,000	1,750,594
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) (A)(G)	5.679	12-15-37	2,141,400	2,141,400
Century Plaza Towers
Series 2019-CPT, Class A (A)	2.865	11-13-39	5,760,000	5,197,403
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (A)(F)	5.820	10-12-40	2,345,000	2,408,975
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(F)	4.550	04-25-67	1,388,252	1,381,621
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1 (A)	3.656	10-25-59	130,920	128,723
GCAT Trust
Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) (A)	5.269	08-25-67	1,584,161	1,576,864
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-37	8,229,319	124,464
Series 2007-4, Class ES IO	0.350	07-19-47	8,497,389	111,651
Series 2007-6, Class ES IO (A)	0.343	08-19-37	9,049,278	156,746
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (A)(G)	6.801	08-15-39	3,215,000	3,223,902
Series 2022-STAY, Class C (1 month CME Term SOFR + 3.685%) (A)(G)	7.997	08-15-39	980,000	979,388
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(G)	5.607	05-15-39	3,945,000	3,866,100
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(G)	6.106	05-15-39	5,255,000	4,979,113
Series 2022-BMR2, Class C (1 month CME Term SOFR + 2.093%) (A)(G)	6.405	05-15-39	2,425,000	2,291,625
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%) (A)(G)	5.934	06-25-57	291,218	295,018
NYC Commercial Mortgage Trust
Series 2025-3BP, Class A (1 month CME Term SOFR + 1.213%) (A)(G)	5.523	02-15-42	2,000,000	1,992,570
ROCK Trust
Series 2024-CNTR, Class D (A)	7.109	11-13-41	5,205,000	5,436,701
SCOTT Trust
Series 2023-SFS, Class A (A)	5.910	03-10-40	4,550,000	4,654,256
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A (1 month CME Term SOFR + 1.392%) (A)(G)	5.704	05-15-39	5,240,000	5,241,638
Towd Point Mortgage Trust
Series 2017-3, Class A1 (A)(F)	2.750	07-25-57	12,780	12,734
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Verus Securitization Trust
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	3,458,071	$3,452,353
Series 2022-8, Class A2 (6.127% to 10-1-26, then 7.127% thereafter) (A)	6.127	09-25-67	958,255	960,102
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter) (A)	5.041	08-25-67	2,085,951	2,078,295
U.S. Government Agency 2.5%				42,985,846
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%) (A)(G)	6.352	04-25-42	2,104,743	2,125,790
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%) (A)(G)	6.552	05-25-42	2,050,700	2,078,897
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%) (A)(G)	7.702	05-25-42	2,000,000	2,096,712
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%) (A)(G)	6.852	03-25-52	1,408,234	1,428,484
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%) (A)(G)	7.852	03-25-42	365,000	380,030
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%) (A)(G)	8.352	07-25-42	1,550,000	1,644,938
Series 2024-HQA1, Class A1 (30 day Average SOFR + 1.250%) (A)(G)	5.602	03-25-44	4,378,706	4,400,570
Series 2024-HQA1, Class M1 (30 day Average SOFR + 1.250%) (A)(G)	5.602	03-25-44	2,116,426	2,120,405
Series 2025-HQA1, Class A1 (30 day Average SOFR + 0.950%) (A)(G)	5.288	02-25-45	4,110,000	4,111,605
Series 2025-HQA1, Class M1 (30 day Average SOFR + 1.150%) (A)(G)	5.488	02-25-45	4,040,000	4,043,156
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%) (A)(G)	5.352	12-25-41	493,590	493,284
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%) (A)(G)	6.452	03-25-42	283,676	287,663
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%) (A)(G)	6.352	03-25-42	792,143	801,799
Series 2022-R05, Class 2M1 (30 day Average SOFR + 1.900%) (A)(G)	6.252	04-25-42	984,471	990,013
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%) (A)(G)	7.102	05-25-42	1,119,537	1,147,872
Series 2022-R07, Class 1M1 (30 day Average SOFR + 2.950%) (A)(G)	7.303	06-25-42	1,870,384	1,930,422
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%) (A)(G)	6.853	09-25-42	1,253,572	1,276,688
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%) (A)(G)	6.753	12-25-42	1,767,208	1,818,691
Series 2023-R03, Class 2M1 (30 day Average SOFR + 2.500%) (A)(G)	6.852	04-25-43	1,283,764	1,306,975
Series 2023-R06, Class 1M1 (30 day Average SOFR + 1.700%) (A)(G)	6.052	07-25-43	1,311,282	1,317,413

Series 2024-R06, Class 1A1 (30 day Average SOFR + 1.150%) (A)(G)	5.502	09-25-44	7,166,544	7,184,439
Asset-backed securities 1.0%				$17,775,945
(Cost $17,603,605)
Asset-backed securities 1.0%				17,775,945
DataBank Issuer
Series 2023-1A, Class A2 (A)	5.116	02-25-53	2,530,000	2,516,174
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	1,832,100	1,796,889
Series 2019-1A, Class A2II (A)	4.021	05-20-49	1,719,900	1,703,468
14	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	3,584,788	$3,575,653
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	683,831	670,052
MVW LLC
Series 2022-2A, Class A (A)	6.110	10-21-41	1,957,499	1,996,064
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,668,750	1,668,055
T-Mobile US Trust
Series 2022-1A, Class A (A)	4.910	05-22-28	1,595,768	1,597,882
Zayo Issuer LLC
Series 2025-1A, Class A2 (A)	5.648	03-20-55	2,215,000	2,251,708

	Shares	Value
Preferred securities 1.0%		$16,890,580
(Cost $16,190,549)
Industrials 0.4%		6,284,406
Aerospace and defense 0.4%
The Boeing Company, 6.000%	104,950	6,284,406
Utilities 0.6%		10,606,174
Electric utilities 0.6%
NextEra Energy, Inc., 7.234%	237,700	10,606,174

	Yield (%)	Shares	Value
Short-term investments 2.6%			$46,256,099
(Cost $46,255,067)
Short-term funds 2.6%			46,256,099
John Hancock Collateral Trust (H)	4.3522(I)	4,623,899	46,256,099

Total investments (Cost $1,805,946,778) 99.0%	$1,729,758,251
Other assets and liabilities, net 1.0%	16,804,683
Total net assets 100.0%	$1,746,562,934

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	15

ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $438,145,217 or 25.1% of the fund’s net assets as of 2-28-25.
(B)	All or a portion of this security is on loan as of 2-28-25. The value of securities on loan amounted to $8,102,555.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,253,907.
(I)	The rate shown is the annualized seven-day yield as of 2-28-25.
The fund had the following country composition as a percentage of net assets on 2-28-25:
United States	63.5%
Canada	7.2%
Australia	3.7%
Indonesia	3.4%
New Zealand	3.2%
United Kingdom	3.1%
Supranational	2.0%
Norway	1.7%
Philippines	1.7%
Japan	1.5%
Other countries	9.0%
TOTAL	100.0%
16	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	925	Short	Jun 2025	$(101,654,603)	$(102,761,640)	$(1,107,037)
U.S. Treasury Long Bond Futures	280	Short	Jun 2025	(32,525,478)	(33,066,250)	(540,772)
						$(1,647,809)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	704,000	USD	440,032	MSCS	3/19/2025	—	$(3,149)
AUD	450,684	USD	280,619	RBC	3/19/2025	—	(937)
CAD	6,968,903	USD	4,793,320	JPM	3/19/2025	$26,941	—
EUR	9,900,805	JPY	1,609,108,499	ANZ	3/19/2025	—	(429,305)
EUR	160,433,005	JPY	25,663,922,396	CITI	3/19/2025	—	(4,227,356)
EUR	26,977,412	JPY	4,349,317,252	GSI	3/19/2025	—	(935,976)
EUR	19,801,610	JPY	3,199,412,695	HUS	3/19/2025	—	(733,482)
EUR	19,801,610	JPY	3,186,965,106	JPM	3/19/2025	—	(650,652)
EUR	39,603,219	JPY	6,401,491,084	MSCS	3/19/2025	—	(1,484,702)
EUR	20,757,176	JPY	3,313,926,200	RBC	3/19/2025	—	(503,500)
EUR	39,808,381	JPY	6,368,443,480	SSB	3/19/2025	—	(1,051,812)
EUR	19,904,191	JPY	3,177,609,378	UBS	3/19/2025	—	(481,906)
EUR	5,170,634	NOK	60,761,929	BARC	3/19/2025	—	(26,983)
EUR	5,266,979	NOK	61,642,618	JPM	3/19/2025	—	(5,157)
EUR	30,446,673	NOK	356,899,163	MSCS	3/19/2025	—	(79,840)
EUR	28,445,791	USD	29,847,805	BARC	3/19/2025	—	(317,829)
EUR	54,846,603	USD	56,149,484	CITI	3/19/2025	787,547	—
EUR	20,832,643	USD	21,857,806	HUS	3/19/2025	—	(231,146)
EUR	245,307	USD	253,143	JPM	3/19/2025	1,514	—
EUR	62,350,928	USD	65,461,208	MSCS	3/19/2025	—	(733,831)
EUR	38,975,287	USD	40,816,132	SSB	3/19/2025	—	(355,338)
EUR	10,316,231	USD	10,843,720	UBS	3/19/2025	—	(134,296)
JPY	1,611,662,906	EUR	9,900,805	ANZ	3/19/2025	446,303	—
JPY	3,217,342,308	EUR	19,864,557	BARC	3/19/2025	787,444	—
JPY	7,595,430,816	EUR	47,385,244	CITI	3/19/2025	1,350,892	—
JPY	1,580,860,537	EUR	9,966,998	GSI	3/19/2025	172,620	—
JPY	3,238,488,239	EUR	20,118,664	HUS	3/19/2025	664,362	—
JPY	8,094,797,533	EUR	50,201,081	JPM	3/19/2025	1,750,661	—
JPY	10,830,434,469	EUR	67,597,613	MSCS	3/19/2025	1,894,791	—
JPY	6,504,374,270	EUR	40,620,576	RBC	3/19/2025	1,113,184	—
JPY	11,296,486,048	EUR	70,515,078	SSB	3/19/2025	1,967,368	—
JPY	1,606,979,825	EUR	9,900,805	UBS	3/19/2025	415,141	—
JPY	1,658,857,485	SGD	14,915,865	SSB	3/19/2025	—	(6,483)
JPY	1,282,121,706	USD	8,478,362	UBS	3/19/2025	53,244	—
MXN	86,079,219	USD	4,120,871	MSCS	3/19/2025	57,935	—
NOK	61,044,857	EUR	5,170,634	CITI	3/19/2025	52,103	—
NOK	63,316,679	EUR	5,366,275	HUS	3/19/2025	50,706	—
NOK	62,589,529	EUR	5,336,697	JPM	3/19/2025	16,853	—
NOK	125,856,047	EUR	10,647,385	MSCS	3/19/2025	120,810	—
NOK	125,337,696	EUR	10,673,394	UBS	3/19/2025	47,789	—
NOK	442,000	USD	39,281	MSCS	3/19/2025	—	(39)
NZD	624,000	USD	352,394	SCB	3/19/2025	—	(3,085)
SGD	7,067,278	USD	5,231,212	BOA	3/19/2025	2,013	—
USD	34,310,639	AUD	54,938,423	GSI	3/19/2025	217,383	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	8,773,825	AUD	14,082,000	SSB	3/19/2025	$34,928	—
USD	32,539,479	CAD	46,560,542	BARC	3/19/2025	334,413	—
USD	4,512,494	DKK	32,356,207	MSCS	3/19/2025	8,027	—
USD	2,550,833	EUR	2,443,000	BARC	3/19/2025	14,720	—
USD	30,409,034	EUR	29,173,725	CITI	3/19/2025	123,379	—
USD	2,680,020	EUR	2,603,000	GSI	3/19/2025	—	$(22,191)
USD	128,601,770	EUR	124,464,448	HUS	3/19/2025	—	(606,526)
USD	22,290,671	EUR	21,231,334	JPM	3/19/2025	250,125	—
USD	42,393,819	EUR	41,134,952	MSCS	3/19/2025	—	(308,954)
USD	19,073,665	EUR	18,193,667	RBC	3/19/2025	186,563	—
USD	14,151,342	EUR	13,711,651	SSB	3/19/2025	—	(82,916)
USD	139,759,765	EUR	135,034,545	UBS	3/19/2025	—	(421,498)
USD	25,649,018	GBP	20,795,625	JPM	3/19/2025	—	(508,931)
USD	4,295,136	GBP	3,453,600	MSCS	3/19/2025	—	(49,003)
USD	17,447,091	JPY	2,743,197,434	BNY	3/19/2025	—	(806,933)
USD	8,478,362	JPY	1,261,388,294	CITI	3/19/2025	84,722	—
USD	7,760,018	JPY	1,199,573,847	UBS	3/19/2025	—	(222,291)
USD	6,330,585	MXN	132,313,188	BARC	3/19/2025	—	(92,697)
USD	6,384,048	MXN	132,313,188	GSI	3/19/2025	—	(39,234)
USD	8,516,892	MXN	174,949,262	SSB	3/19/2025	23,797	—
USD	11,435,629	NOK	129,519,643	SSB	3/19/2025	—	(63,652)
USD	1,878,896	NZD	3,359,067	HUS	3/19/2025	—	(1,477)
USD	20,284,483	NZD	35,910,257	MSCS	3/19/2025	182,269	—
USD	29,643,475	SGD	39,768,649	CITI	3/19/2025	195,324	—
USD	29,643,475	SGD	39,744,845	HUS	3/19/2025	212,950	—
USD	19,527,630	SGD	26,238,886	UBS	3/19/2025	98,087	—
						$13,746,908	$(15,623,107)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
18	JOHN HANCOCK INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME FUND	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2025, by major security category or type:
	Total value at 2-28-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$249,230,181	—	$249,230,181	—
Foreign government obligations	404,861,109	—	404,861,109	—
Corporate bonds	691,688,376	—	691,688,376	—
Convertible bonds	38,016,196	—	38,016,196	—
Municipal bonds	38,828,404	—	38,828,404	—
Term loans	116,574,571	—	116,574,571	—
Collateralized mortgage obligations	109,636,790	—	109,636,790	—
Asset-backed securities	17,775,945	—	17,775,945	—
Preferred securities	16,890,580	$16,890,580	—	—
Short-term investments	46,256,099	46,256,099	—	—
Total investments in securities	$1,729,758,251	$63,146,679	$1,666,611,572	—
Derivatives:
Assets
Forward foreign currency contracts	$13,746,908	—	$13,746,908	—
Liabilities
Futures	(1,647,809)	$(1,647,809)	—	—
Forward foreign currency contracts	(15,623,107)	—	(15,623,107)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,623,899	$52,482,104	$414,808,305	$(421,073,507)	$25,174	$14,023	$1,789,134	—	$46,256,099
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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